RECLAMATION PROVISION	12 Months Ended
Dec. 31, 2022
Reclamation
RECLAMATION PROVISION
RECLAMATION PROVISION

12.RECLAMATION PROVISION

Agnico Eagle’s reclamation provision includes both asset retirement obligations and environmental remediation liabilities. Reclamation provision estimates are based on current legislation, third party estimates, management’s estimates and feasibility study calculations. Assumptions based on current economic conditions, which the Company believes are reasonable, have been used to estimate the reclamation provision. However, actual reclamation costs will ultimately depend on future economic conditions and costs for the necessary reclamation work. Changes in reclamation provision estimates during the period reflect changes in cash flow estimates as well as assumptions including discount and inflation rates. The discount rates used in the calculation of the reclamation provision at December 31, 2022 ranged between 3.16% and 4.34% (2021 – between – 0.36% and 1.56%).

The following table reconciles the beginning and ending carrying amounts of the Company’s asset retirement obligations. The settlement of the obligation is estimated to occur through to 2142

	As at	As at
	December 31,	December 31,
	2022	2021
Asset retirement obligations - non-current, beginning of year	$706,958	$635,648
Asset retirement obligations - current, beginning of year	4,547	11,320
Current year additions and changes in estimate, net(i)	217,506	72,181
Current year accretion	15,951	6,554
Liabilities settled	(16,850)	(3,213)
Foreign exchange revaluation	(40,666)	(10,985)
Reclassification from non-current to current, end of year	(22,127)	(4,547)
Asset retirement obligations - non-current, end of year	$865,319	$706,958

Note:

(i)	Current year additions include $180.4 million related to the acquisition of Kirkland.

The following table reconciles the beginning and ending carrying amounts of the Company’s environmental remediation liability. The settlement of the obligation is estimated to occur through to 2032.

	As at	As at
	December 31,	December 31,
	2022	2021
Environmental remediation liability - non-current, beginning of year	$15,491	$16,135
Environmental remediation liability - current, beginning of year	3,000	3,950
Current year additions and changes in estimate, net	—	1,048
Liabilities settled	(3,058)	(2,816)
Foreign exchange revaluation	(1,043)	174
Reclassification from non-current to current, end of year	(1,381)	(3,000)
Environmental remediation liability - non-current, end of year	$13,009	$15,491